Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities
Accrued charges	$ 174	$ 157
Nova Scotia Cap-and-Trade Program Provision	172	0
Accrued interest on long-term debt	97	75
Pension and post-retirement liabilities (note 19)	33	27
Sales and other taxes payable	14	6
Income taxes payable	9	6
Other	80	95
Other current liabilities, Total	$ 579	$ 366